RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Change in Net Assets (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 70,704,302	$ 63,909,130
Add: change in amounts allocated to withdrawing participants	0	11,141
Net income per the Form 5500	$ 70,704,302	$ 63,920,271